Related-Party Transactions and Arrangements (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Property	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to affiliates	$ 99,299	$ 99,299	$ 0
Number of businesses acquired (in properties)		32
Total purchase price	157,042,550	157,042,550
Interest expense	364,417	617,635
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return	8.00%	8.00%
Advisors | Listing commission
Related Party Transaction [Line Items]
Commissions performance and other fees percent	15.00%	15.00%
Advisors | Minimum | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent	2.00%	2.00%
Advisors | Minimum | Gross revenue for multi-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent of net income	25.00%	25.00%
Series c, llc
Related Party Transaction [Line Items]
Ownership interest acquired	100.00%	100.00%
Number of businesses acquired (in properties)		2
Total purchase price	4,323,000	4,323,000
Selling commissions | Dealer manager commission | Maximum
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	7.00%	7.00%
Selling commissions | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	7,381,953	10,361,511
Selling commissions reallowed by cole capital | Dealer manager commission reallowed
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	100.00%	100.00%
Selling commissions reallowed by cole capital | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	7,381,953	10,361,511
Dealer manager fee | Dealer manager
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	2.00%	2.00%
Dealer manager fee | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	2,154,879	3,060,070
Dealer manager fee reallowed by cole capital | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,282,091	1,599,810
Other organization and offering expenses | Advisors
Related Party Transaction [Line Items]
Related party payments of stock issuance costs by third party		3,500,000
Payments of stock issuance costs, related party, not included in the financial statements		451,000
Related party transaction, expenses from transactions with related party	2,164,322	3,070,443
Other organization and offering expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Organization and offering expense	2.00%	2.00%
Acquisition fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,880,613	3,184,334
Acquisition fees and expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Acquisition and advisory fee	6.00%	6.00%
Acquisition fees and expenses | Advisors | Maximum | Contract purchase price of each asset
Related Party Transaction [Line Items]
Acquisition and advisory fee	2.00%	2.00%
Advisory fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	207,065	297,260
Operating expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	80,478	137,573
Property sales commission | Advisors | Contract sale price of each property | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Commissions performance and other fees percent	1.00%	1.00%
Property portfolio | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	6.00%	6.00%
Performance fee | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	15.00%	15.00%
Average invested assets between $0 to $2 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.75%	0.75%
Average invested assets between $0 to $2 billion | Advisors | Maximum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000	2,000,000,000
Average invested assets between $0 to $2 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	0	0
Average invested assets between $2 billion to $4 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.70%	0.70%
Average invested assets between $2 billion to $4 billion | Advisors | Maximum
Related Party Transaction [Line Items]
Average invested assets	4,000,000,000	4,000,000,000
Average invested assets between $2 billion to $4 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000	2,000,000,000
Average invested assets over $4 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.65%	0.65%
Average invested assets over $4 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	4,000,000,000	4,000,000,000
Line of credit | Revolving credit facility
Related Party Transaction [Line Items]
Line of credit, current borrowing capacity	62,000,000	62,000,000
Line of credit | Revolving credit facility | Series c, llc
Related Party Transaction [Line Items]
Line of credit, current borrowing capacity	10,000,000	10,000,000
Line of credit fixed interest rate	4.50%	4.50%
Interest expense	$ 39,000	$ 39,000